FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                            FRANKLIN CUSTODIAN FUNDS
                            ------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/08
                          -------



Item 1. Schedule of Investments.

Franklin Custodian Funds

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Franklin DynaTech Fund.....................    3
Franklin Growth Fund.......................    6
Franklin Income Fund.......................   10
Franklin U.S. Government Securities Fund...   20
Franklin Utilities Fund....................   22
Notes to Statements of Investments.........   26

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN DYNATECH FUND                              COUNTRY        SHARES        VALUE
    ----------------------                           -------------   ---------   ------------
    COMMON STOCKS 99.3%
    AIR FREIGHT & LOGISTICS 1.5%
    C.H. Robinson Worldwide Inc. .................   United States     150,000   $  8,226,000
                                                                                 ------------
    BIOTECHNOLOGY 8.7%
(a) Celgene Corp. ................................   United States     200,000     12,774,000
(a) Genentech Inc. ...............................   United States     250,000     18,975,000
(a) Gilead Sciences Inc. .........................   United States     300,000     15,885,000
                                                                                 ------------
                                                                                   47,634,000
                                                                                 ------------
    CAPITAL MARKETS 1.1%
    The Goldman Sachs Group Inc. .................   United States      35,000      6,121,500
                                                                                 ------------
    CHEMICALS 6.4%
    Monsanto Co. .................................   United States      90,000     11,379,600
(a) The Mosaic Co. ...............................   United States      35,000      5,064,500
    Potash Corp. of Saskatchewan Inc. ............       Canada         22,500      5,142,825
    Sigma-Aldrich Corp. ..........................   United States     250,000     13,465,000
                                                                                 ------------
                                                                                   35,051,925
                                                                                 ------------
    COMMERCIAL SERVICES & SUPPLIES 0.6%
(a) Stericycle Inc. ..............................   United States      70,000      3,619,000
                                                                                 ------------
    COMMUNICATIONS EQUIPMENT 5.7%
(a) Cisco Systems Inc. ...........................   United States     450,000     10,467,000
    Nokia Corp., ADR .............................      Finland        100,000      2,450,000
    QUALCOMM Inc. ................................   United States     200,000      8,874,000
(a) Research In Motion Ltd. ......................       Canada         80,000      9,352,000
                                                                                 ------------
                                                                                   31,143,000
                                                                                 ------------
    COMPUTERS & PERIPHERALS 7.8%
(a) Apple Inc. ...................................   United States     165,000     27,627,600
    Hewlett-Packard Co. ..........................   United States     340,000     15,031,400
                                                                                 ------------
                                                                                   42,659,000
                                                                                 ------------
    CONSTRUCTION & ENGINEERING 0.5%
    Fluor Corp. ..................................   United States      15,000      2,791,200
                                                                                 ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
    AT&T Inc. ....................................   United States     100,000      3,369,000
                                                                                 ------------
    ELECTRICAL EQUIPMENT 1.7%
    ABB Ltd., ADR ................................    Switzerland      230,000      6,513,600
(a) First Solar Inc. .............................   United States      10,000      2,728,200
                                                                                 ------------
                                                                                    9,241,800
                                                                                 ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
(a) Dolby Laboratories Inc., A ...................   United States     100,000      4,030,000
(a) FLIR Systems Inc. ............................   United States      75,000      3,042,750
                                                                                 ------------
                                                                                    7,072,750
                                                                                 ------------
    ENERGY EQUIPMENT & SERVICES 7.3%
(a) FMC Technologies Inc. ........................   United States     180,000     13,847,400
    Schlumberger Ltd. ............................   United States     150,000     16,114,500
(a) Weatherford International Ltd. ...............   United States     200,000      9,918,000
                                                                                 ------------
                                                                                   39,879,900
                                                                                 ------------


                     Quarterly Statements of Investments | 3

Franklin Custodian Funds

    FRANKLIN DYNATECH FUND                              COUNTRY        SHARES        VALUE
    ----------------------                           -------------   ---------   ------------
    COMMON STOCKS (CONTINUED)
    HEALTH CARE EQUIPMENT & SUPPLIES 6.1%
    Alcon Inc. ...................................    Switzerland       75,000   $ 12,209,250
(a) Intuitive Surgical Inc. ......................   United States      12,500      3,367,500
    Medtronic Inc. ...............................   United States     125,000      6,468,750
    Stryker Corp. ................................   United States     180,000     11,318,400
                                                                                 ------------
                                                                                   33,363,900
                                                                                 ------------
    HEALTH CARE PROVIDERS & SERVICES 1.0%
(a) Express Scripts Inc. .........................   United States      40,000      2,508,800
(a) VCA Antech Inc. ..............................   United States     100,000      2,778,000
                                                                                 ------------
                                                                                    5,286,800
                                                                                 ------------
    INTERNET & CATALOG RETAIL 2.0%
(a) Amazon.com Inc. ..............................   United States      80,000      5,866,400
(a) Priceline.com Inc. ...........................   United States      45,000      5,195,700
                                                                                 ------------
                                                                                   11,062,100
                                                                                 ------------
    INTERNET SOFTWARE & SERVICES 6.4%
(a) Baidu.com Inc., ADR ..........................       China          15,000      4,694,400
(a) Google Inc., A ...............................   United States      41,000     21,583,220
(a) Mercadolibre Inc. ............................     Argentina        80,000      2,759,200
(a) Omniture Inc. ................................   United States     150,000      2,785,500
(a) Sohu.com Inc. ................................       China          50,000      3,522,000
                                                                                 ------------
                                                                                   35,344,320
                                                                                 ------------
    IT SERVICES 5.5%
    MasterCard Inc., A ...........................   United States      22,500      5,974,200
(a) Visa Inc., A .................................   United States     300,000     24,393,000
                                                                                 ------------
                                                                                   30,367,200
                                                                                 ------------
    LIFE SCIENCES TOOLS & SERVICES 2.7%
(a) Covance Inc. .................................   United States      45,000      3,870,900
(a) Illumina Inc. ................................   United States      15,000      1,306,650
(a) Waters Corp. .................................   United States     150,000      9,675,000
                                                                                 ------------
                                                                                   14,852,550
                                                                                 ------------
    MACHINERY 1.2%
    Bucyrus International Inc. ...................   United States      90,000      6,571,800
                                                                                 ------------
    METALS & MINING 0.9%
    Nucor Corp. ..................................   United States      70,000      5,226,900
                                                                                 ------------
    PHARMACEUTICALS 4.5%
    Johnson & Johnson ............................   United States     100,000      6,434,000
    Novo-Nordisk AS, ADR .........................      Denmark        100,000      6,600,000
    Teva Pharmaceutical Industries Ltd., ADR .....       Israel        250,000     11,450,000
                                                                                 ------------
                                                                                   24,484,000
                                                                                 ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.8%
(a) Hittite Microwave Corp. ......................   United States      60,000      2,137,200
    Intel Corp. ..................................   United States   1,125,000     24,165,000
    KLA-Tencor Corp. .............................   United States      75,000      3,053,250
(a) Lam Research Corp. ...........................   United States     100,000      3,615,000


                     4 | Quarterly Statements of Investments

Franklin Custodian Funds

    FRANKLIN DYNATECH FUND                              COUNTRY        SHARES        VALUE
    ----------------------                           -------------   ---------   ------------
    COMMON STOCKS (CONTINUED)
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (CONTINUED)
(a) MEMC Electronic Materials Inc. ...............   United States      50,000   $  3,077,000
(a) NVIDIA Corp. .................................   United States     300,000      5,616,000
(a) Varian Semiconductor Equipment Associates
       Inc. ......................................   United States     200,000      6,964,000
                                                                                 ------------
                                                                                   48,627,450
                                                                                 ------------
    SOFTWARE 13.6%
(a) Activision Inc. ..............................   United States     230,000      7,836,100
(a) Adobe Systems Inc. ...........................   United States     350,000     13,786,500
(a) ANSYS Inc. ...................................   United States      50,000      2,356,000
(a) Autodesk Inc. ................................   United States     120,000      4,057,200
(a) Concur Technologies Inc. .....................   United States     135,000      4,486,050
(a) Electronic Arts Inc. .........................   United States     130,000      5,775,900
    FactSet Research Systems Inc. ................   United States      20,000      1,127,200
    Microsoft Corp. ..............................   United States     250,000      6,877,500
    Nintendo Co. Ltd., ADR .......................       Japan         160,000     11,208,000
(a) Salesforce.com Inc. ..........................   United States     125,000      8,528,750
(a) UbiSoft Entertainment SA .....................       France        100,000      8,775,246
                                                                                 ------------
                                                                                   74,814,446
                                                                                 ------------
    WIRELESS TELECOMMUNICATION SERVICES 3.4%
    America Movil SAB de CV, L, ADR ..............       Mexico         50,000      2,637,500
(a) American Tower Corp., A ......................   United States     185,000      7,816,250
    China Mobile (Hong Kong) Ltd., ADR ...........       China          85,000      5,690,750
    Vimpel-Communications, ADR ...................       Russia         80,000      2,374,400
                                                                                 ------------
                                                                                   18,518,900
                                                                                 ------------
    TOTAL COMMON STOCKS (COST $295,912,299) ......                                545,329,441
                                                                                 ------------
    SHORT TERM INVESTMENT (COST $3,940,030) 0.7%
    MONEY MARKET FUND 0.7%
(b) Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 2.17% ...................   United States   3,940,030      3,940,030
                                                                                 ------------
    TOTAL INVESTMENTS (COST $299,852,329)
       100.0% ....................................                                549,269,471
    OTHER ASSETS, LESS LIABILITIES (0.0)%(c) .....                                   (243,960)
                                                                                 ------------
    NET ASSETS 100.0% ............................                               $549,025,511
                                                                                 ============

See Selected Portfolio Abbreviations on page 25.

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 5

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN GROWTH FUND                               SHARES         VALUE
    --------------------                             ---------   --------------
    COMMON STOCKS 99.9%
    AUTOMOBILES & COMPONENTS 2.4%
(a) Ford Motor Co. ...............................   1,100,000   $    5,291,000
    General Motors Corp. .........................     400,000        4,600,000
    Harley-Davidson Inc. .........................     500,000       18,130,000
    Johnson Controls Inc. ........................   1,200,000       34,416,000
                                                                 --------------
                                                                     62,437,000
                                                                 --------------
    CAPITAL GOODS 28.5%
    3M Co. .......................................     855,000       59,499,450
    The Boeing Co. ...............................   1,045,000       68,677,400
    Emerson Electric Co. .........................   1,000,000       49,450,000
    General Dynamics Corp. .......................   1,000,000       84,200,000
    General Electric Co. .........................      70,000        1,868,300
    Illinois Tool Works Inc.......................   1,000,000       47,510,000
    Ingersoll-Rand Co. Ltd., A ...................   1,002,000       37,504,860
    Lockheed Martin Corp. ........................     500,000       49,330,000
    Northrop Grumman Corp. .......................   1,000,000       66,900,000
    Pall Corp. ...................................     500,000       19,840,000
    Raytheon Co. .................................     600,000       33,768,000
    Rockwell Collins Inc. ........................     100,000        4,796,000
(a) SunPower Corp., A ............................       2,000          143,960
    Teleflex Inc. ................................     500,000       27,795,000
    Textron Inc. .................................   1,050,000       50,326,500
(a) Thomas & Betts Corp. .........................     500,000       18,925,000
    Tyco International Ltd. ......................     387,513       15,516,020
    United Technologies Corp. ....................     850,000       52,445,000
    W.W. Grainger Inc. ...........................     550,000       44,990,000
                                                                 --------------
                                                                    733,485,490
                                                                 --------------
    COMMERCIAL SERVICES & SUPPLIES 2.0%
    Avery Dennison Corp. .........................     462,000       20,295,660
    Dun & Bradstreet Corp. .......................     122,000       10,692,080
    Equifax Inc. .................................     400,000       13,448,000
    Robert Half International Inc. ...............     300,000        7,191,000
                                                                 --------------
                                                                     51,626,740
                                                                 --------------
    CONSUMER DURABLES & APPAREL 1.4%
    VF Corp. .....................................     500,000       35,590,000
                                                                 --------------
    CONSUMER SERVICES 0.7%
    Carnival Corp. ...............................     565,000       18,622,400
                                                                 --------------
    DIVERSIFIED FINANCIALS 0.7%
    Moody's Corp. ................................     538,000       18,528,720
                                                                 --------------
    ENERGY 2.7%
    BP PLC, ADR (United Kingdom) .................     350,200       24,363,414
    ConocoPhillips ...............................      35,000        3,303,650
    Devon Energy Corp. ...........................      50,000        6,008,000
    Exxon Mobil Corp. ............................      70,000        6,169,100


                     6 | Quarterly Statements of Investments

Franklin Custodian Funds

    FRANKLIN GROWTH FUND                               SHARES         VALUE
    --------------------                             ---------   --------------
    COMMON STOCKS (CONTINUED)
    ENERGY (CONTINUED)
    Royal Dutch Shell PLC, A, ADR (Netherlands)...     280,000   $   22,878,800
    Schlumberger Ltd. ............................      40,000        4,297,200
(a) Transocean Inc. ..............................      15,222        2,319,681
                                                                 --------------
                                                                     69,339,845
                                                                 --------------
    FOOD & STAPLES RETAILING 0.2%
    CVS Caremark Corp. ...........................     126,293        4,997,414
                                                                 --------------
    FOOD, BEVERAGE & TOBACCO 0.3%
    The Hershey Co. ..............................     250,000        8,195,000
                                                                 --------------
    HEALTH CARE EQUIPMENT & SERVICES 3.7%
(a) Advanced Medical Optics Inc. .................      88,888        1,665,761
    Baxter International Inc. ....................     400,000       25,576,000
    Cardinal Health Inc. .........................     300,000       15,474,000
(a) Edwards Lifesciences Corp. ...................      50,000        3,102,000
(a) Hospira Inc. .................................      40,000        1,604,400
    IMS Health Inc. ..............................     500,000       11,650,000
(a) Intuitive Surgical Inc. ......................       1,000          269,400
(a) Medco Health Solutions Inc. ..................      96,480        4,553,856
    Medtronic Inc. ...............................      60,000        3,105,000
    Quest Diagnostics Inc. .......................     500,000       24,235,000
(a) Zimmer Holdings Inc. .........................      64,000        4,355,200
                                                                 --------------
                                                                     95,590,617
                                                                 --------------
    HOUSEHOLD & PERSONAL PRODUCTS 0.1%
    The Procter & Gamble Co. .....................      35,000        2,128,350
                                                                 --------------
    INSURANCE 0.2%
    AFLAC Inc. ...................................      85,000        5,338,000
                                                                 --------------
    MATERIALS 2.8%
    Air Products and Chemicals Inc. ..............     500,000       49,430,000
    Sigma-Aldrich Corp. ..........................     400,000       21,544,000
                                                                 --------------
                                                                     70,974,000
                                                                 --------------
    MEDIA 3.0%
    Clear Channel Communications Inc. ............     500,000       17,600,000
    Time Warner Inc. .............................   1,350,000       19,980,000
(a) Viacom Inc., A ...............................     100,000        3,061,000
(a) Viacom Inc., B ...............................      50,000        1,527,000
    The Walt Disney Co. ..........................   1,130,000       35,256,000
                                                                 --------------
                                                                     77,424,000
                                                                 --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
       SCIENCES 18.2%
    Abbott Laboratories ..........................     400,000       21,188,000
    Allergan Inc. ................................     800,000       41,640,000
(a) Amgen Inc. ...................................     932,000       43,953,120
(a) Biogen Idec Inc. .............................     400,000       22,356,000
(a) Celgene Corp. ................................      25,000        1,596,750


                     Quarterly Statements of Investments | 7

Franklin Custodian Funds

    FRANKLIN GROWTH FUND                               SHARES         VALUE
    --------------------                             ---------   --------------
    COMMON STOCKS (CONTINUED)
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
       (CONTINUED)
(a) Dionex Corp. .................................     250,000   $   16,592,500
    Eli Lilly and Co. ............................     400,000       18,464,000
(a) Genentech Inc. ...............................   1,000,000       75,900,000
    Johnson & Johnson ............................   1,081,000       69,551,540
    Merck & Co. Inc. .............................     500,000       18,845,000
(a) Millipore Corp. ..............................     400,000       27,144,000
    Pfizer Inc. ..................................   2,170,000       37,909,900
    Roche Holding AG, ADR (Switzerland) ..........      40,000        3,585,000
    Schering-Plough Corp. ........................     500,000        9,845,000
(a) Waters Corp. .................................     500,000       32,250,000
    Wyeth ........................................     600,000       28,776,000
                                                                 --------------
                                                                    469,596,810
                                                                 --------------
    RETAILING 1.0%
(a) Expedia Inc. .................................     300,100        5,515,838
    Genuine Parts Co. ............................     375,400       14,895,872
(a) IAC/InterActiveCorp. .........................     300,100        5,785,928
                                                                 --------------
                                                                     26,197,638
                                                                 --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.5%
    Intel Corp. ..................................     970,000       20,835,600
    KLA-Tencor Corp. .............................      35,000        1,424,850
    Texas Instruments Inc. .......................     515,000       14,502,400
(a) Verigy Ltd. (Singapore) ......................      48,974        1,112,199
                                                                 --------------
                                                                     37,875,049
                                                                 --------------
    SOFTWARE & SERVICES 6.5%
    Automatic Data Processing Inc. ...............     700,000       29,330,000
(a) Computer Sciences Corp. ......................   1,000,000       46,840,000
(a) Google Inc., A ...............................      27,000       14,213,340
    Microsoft Corp. ..............................   1,175,000       32,324,250
(a) Oracle Corp. .................................     500,000       10,500,000
(a) Yahoo! Inc. ..................................   1,600,000       33,056,000
                                                                 --------------
                                                                    166,263,590
                                                                 --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 14.3%
(a) Agilent Technologies Inc. ....................     400,000       14,216,000
(a) Apple Inc. ...................................     800,000      133,952,000
(a) Cisco Systems Inc. ...........................   1,545,000       35,936,700
(a) Dell Inc. ....................................     500,000       10,940,000
(a) EMC Corp. ....................................   1,000,000       14,690,000
    Hewlett-Packard Co. ..........................   1,156,250       51,117,812
    International Business Machines Corp. ........     580,000       68,747,400
(a) Logitech International SA (Switzerland) ......     150,000        4,020,000
(a) Mettler-Toledo International Inc. ............      50,000        4,743,000
    Molex Inc. ...................................     146,483        3,575,650
    Molex Inc., A ................................     146,483        3,355,926
    QUALCOMM Inc .................................     110,000        4,880,700


                     8 | Quarterly Statements of Investments

Franklin Custodian Funds

    FRANKLIN GROWTH FUND                               SHARES         VALUE
    --------------------                             ---------   --------------
    COMMON STOCKS (CONTINUED)
    TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
(a) Sun Microsystems Inc. ......................       400,000   $    4,352,000
    Tyco Electronics Ltd. ........................     387,513       13,880,716
                                                                 --------------
                                                                    368,407,904
                                                                 --------------
    TELECOMMUNICATION SERVICES 0.2%
(a) American Tower Corp., A ......................     115,000        4,858,750
                                                                 --------------
    TRANSPORTATION 9.1%
    Air France-KLM, ADR (France) .................     550,000       13,090,000
(a) Alaska Air Group Inc. ........................     500,000        7,670,000
(a) AMR Corp. ....................................   2,000,000       10,240,000
    Arkansas Best Corp. ..........................     500,000       18,320,000
    British Airways PLC, ADR (United Kingdom) ....     500,000       21,425,000
    Canadian National Railway Co. (Canada) .......     500,000       24,040,000
    Canadian Pacific Railway Ltd. (Canada) .......     500,000       33,070,000
(a) Continental Airlines Inc., B .................   1,000,000       10,110,000
    Expeditors International of Washington Inc. ..      80,000        3,440,000
    FedEx Corp. ..................................      40,000        3,151,600
    Forward Air Corp. ............................     500,000       17,300,000
    Heartland Express Inc. .......................     500,000        7,455,000
    Southwest Airlines Co. .......................      65,200          850,208
    Union Pacific Corp. ..........................     600,000       45,300,000
    Werner Enterprises Inc. ......................     500,000        9,290,000
(a) YRC Worldwide Inc. ...........................     700,000       10,409,000
                                                                 --------------
                                                                    235,160,808
                                                                 --------------
    UTILITIES 0.4%
    Exelon Corp. .................................      50,000        4,498,000
    Public Service Enterprise Group Inc. .........     100,000        4,593,000
                                                                 --------------
                                                                      9,091,000
                                                                 --------------
    TOTAL COMMON STOCKS (COST $1,127,553,002) ....                2,571,729,125
                                                                 --------------
    SHORT TERM INVESTMENT (COST $6,085,438) 0.2%
    MONEY MARKET FUND 0.2%
(b) Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 2.17% ...................   6,085,438       6,085,438
                                                                 --------------
    TOTAL INVESTMENTS (COST $1,133,638,440)
       100.1% ....................................                2,577,814,563
    OTHER ASSETS, LESS LIABILITIES (0.1)% ........                   (2,513,800)
                                                                 --------------
    NET ASSETS 100.0% ............................               $2,575,300,763
                                                                 ==============

See Selected Portfolio Abbreviations on page 25.

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

       FRANKLIN INCOME FUND                              COUNTRY             SHARES              VALUE
       --------------------                          --------------   -------------------   ---------------
       COMMON STOCKS 36.4%
       ENERGY 6.1%
       BP PLC, ADR ...............................   United Kingdom         6,500,000       $   452,205,000
   (a) Canadian Oil Sands Trust ..................       Canada            25,000,000         1,347,576,812
       Chevron Corp. .............................    United States         4,500,000           446,085,000
       ConocoPhillips ............................    United States         5,750,000           542,742,500
       Royal Dutch Shell PLC, A, ADR .............     Netherlands          4,000,000           326,840,000
       Spectra Energy Corp. ......................    United States        13,000,000           373,620,000
                                                                                            ---------------
                                                                                              3,489,069,312
                                                                                            ---------------
       FINANCIALS 3.6%
       Bank of America Corp. .....................    United States        24,000,000           572,880,000
       Duke Realty Corp. .........................    United States         1,580,600            35,484,470
       HSBC Holdings PLC .........................   United Kingdom        35,000,000           540,920,818
       iStar Financial Inc. ......................    United States         5,213,500            68,870,335
       JPMorgan Chase & Co. ......................    United States         8,000,000           274,480,000
       Merrill Lynch & Co. Inc. ..................    United States         4,500,000           142,695,000
       Washington Mutual Inc. ....................    United States        19,500,000            96,135,000
       Wells Fargo & Co. .........................    United States        13,900,000           330,125,000
                                                                                            ---------------
                                                                                              2,061,590,623
                                                                                            ---------------
       HEALTH CARE 5.5%
       Bristol-Myers Squibb Co. ..................    United States        14,000,000           287,420,000
       Johnson & Johnson .........................    United States        12,000,000           772,080,000
       Merck & Co. Inc. ..........................    United States        16,000,000           603,040,000
       Pfizer Inc. ...............................    United States        60,867,506         1,063,355,330
       Schering-Plough Corp. .....................    United States        12,130,000           238,839,700
       Wyeth .....................................    United States         4,000,000           191,840,000
                                                                                             --------------
                                                                                              3,156,575,030
                                                                                             --------------
       INDUSTRIALS 0.9%
       3M Co. ....................................    United States         6,565,328           456,881,175
       General Electric Co. ......................    United States         2,400,000            64,056,000
                                                                                            ---------------
                                                                                                520,937,175
                                                                                            ---------------
       INFORMATION TECHNOLOGY 2.0%
       Intel Corp. ...............................    United States        45,000,000           966,600,000
       Microchip Technology Inc. .................    United States         5,000,000           152,700,000
                                                                                            ---------------
                                                                                              1,119,300,000
                                                                                            ---------------
       MATERIALS 0.6%
       AngloGold Ashanti Ltd., ADR ...............    South Africa          2,804,406            95,181,540
       The Dow Chemical Co. ......................    United States         7,181,222           250,696,460
                                                                                            ---------------
                                                                                                345,878,000
                                                                                            ---------------
       TELECOMMUNICATION SERVICES 2.9%
       AT&T Inc. .................................    United States        36,900,000         1,243,161,000
       Verizon Communications Inc. ...............    United States        11,000,000           389,400,000
                                                                                            ---------------
                                                                                              1,632,561,000
                                                                                            ---------------


                    10 | Quarterly Statements of Investments

Franklin Custodian Funds

       FRANKLIN INCOME FUND                              COUNTRY             SHARES              VALUE
       --------------------                          --------------   -------------------   ---------------
       COMMON STOCKS (CONTINUED)
       UTILITIES 14.8%
       AGL Resources Inc. ........................    United States         1,500,000       $    51,870,000
   (a) Ameren Corp. ..............................    United States        12,500,000           527,875,000
       American Electric Power Co. Inc. ..........    United States         8,633,800           347,337,774
       Atmos Energy Corp. ........................    United States         4,000,000           110,280,000
       CenterPoint Energy Inc. ...................    United States         6,000,000            96,300,000
       Consolidated Edison Inc. ..................    United States        12,000,000           469,080,000
       Dominion Resources Inc. ...................    United States        20,000,000           949,800,000
       DTE Energy Co. ............................    United States         5,270,400           223,675,776
       Duke Energy Corp. .........................    United States        33,000,000           573,540,000
       FirstEnergy Corp. .........................    United States        10,000,000           823,300,000
       FPL Group Inc. ............................    United States         5,500,000           360,690,000
       Hawaiian Electric Industries Inc. .........    United States         1,720,000            42,535,600
       NiSource Inc. .............................    United States         4,500,000            80,640,000
   (a) PG&E Corp. ................................    United States        20,000,000           793,800,000
   (a) Pinnacle West Capital Corp. ...............    United States         5,500,000           169,235,000
       Portland General Electric Co. .............    United States         3,100,000            69,812,000
       Progress Energy Inc. ......................    United States         9,000,000           376,470,000
       Public Service Enterprise Group Inc. ......    United States        20,000,000           918,600,000
   (a) Puget Energy Inc. .........................    United States         7,500,000           179,925,000
       Sempra Energy .............................    United States           996,084            56,228,942
       The Southern Co. ..........................    United States        28,654,487         1,000,614,686
       TECO Energy Inc. ..........................    United States         9,500,000           204,155,000
                                                                                            ---------------
                                                                                              8,425,764,778
                                                                                            ---------------
       TOTAL COMMON STOCKS
          (COST $18,290,951,752) .................                                           20,751,675,918
                                                                                            ---------------
       CONVERTIBLE PREFERRED STOCKS 10.1%
       CONSUMER DISCRETIONARY 1.5%
       Citigroup into Comcast Corp., 8.50%, cvt.
          pfd. ...................................    United States        15,000,000           291,610,500
       General Motors Corp., 6.25%, cvt. pfd. ....    United States        11,000,000           145,860,000
   (b) The Goldman Sachs Group Inc. into Comcast
          Corp., 5.00%, cvt. pfd., 144A ..........    United States         2,800,000            52,783,462
   (b) Lehman Brothers into Target Corp., 7.50%,
          cvt. pfd., 144A ........................    United States         4,800,000           228,864,000
   (b) Merrill Lynch & Co. Inc. into Home Depot
          Inc., 9.00%, cvt. pfd., 144A ...........    United States         6,000,000           145,710,000
                                                                                            ---------------
                                                                                                864,827,962
                                                                                            ---------------
       ENERGY 0.8%
   (b) Deutsche Bank AG into Chevron Corp., 8.00%,
          cvt. pfd., 144A ........................    United States         5,000,000           477,450,000
                                                                                            ---------------
       FINANCIALS 5.7%
       American International Group Inc., 8.50%,
          cvt. pfd. ..............................    United States         5,200,000           308,308,000
       Bank of America Corp., 7.25%, cvt.
          pfd., L ................................    United States           399,000           353,115,000
       Citigroup Inc., 6.50%, cvt. pfd. ..........    United States         3,800,000           165,300,000
       Fannie Mae, 5.375%, cvt. pfd. .............    United States             4,700           291,219,285
       Fannie Mae, 8.75%, cvt. pfd. ..............    United States         6,059,300           232,071,190
       Felcor Lodging Trust Inc., 7.80%, cvt.
          pfd., A ................................    United States         3,000,000            57,450,000
       Legg Mason Inc., 7.00%, cvt. pfd., Equity
          Units ..................................    United States         2,625,000           110,355,000


                    Quarterly Statements of Investments | 11

Franklin Custodian Funds

       FRANKLIN INCOME FUND                              COUNTRY             SHARES              VALUE
       --------------------                          --------------   -------------------   ---------------
       CONVERTIBLE PREFERRED STOCKS (CONTINUED)
       FINANCIALS (CONTINUED)
       Lehman Brothers Holdings Inc., 7.25%,
          cvt. pfd., P ...........................    United States         1,000,650       $   804,952,879
       Lehman Brothers Holdings Inc., 8.75%, cvt.
          pfd., Q ................................    United States           550,000           421,575,000
       Wachovia Corp., 7.50%, cvt. pfd., L .......    United States           325,000           286,448,500
       Washington Mutual Inc., 7.75%, cvt.
          pfd., R ................................    United States           373,500           219,244,500
                                                                                            ---------------
                                                                                              3,250,039,354
                                                                                            ---------------
       HEALTH CARE 0.2%
       Schering-Plough Corp., 6.00%, cvt. pfd. ...    United States           500,000            95,305,000
                                                                                            ---------------
       INDUSTRIALS 0.4%
       Lehman Brothers Holdings into General
       Electric Co., 7.50%, cvt. pfd. ............    United States         9,000,000           248,850,000
                                                                                            ---------------
       INFORMATION TECHNOLOGY 0.6%
   (b) Morgan Stanley into Texas Instruments Inc.,
          7.50%, cvt. pfd., 144A .................    United States        11,250,000           323,268,750
                                                                                            ---------------
       MATERIALS 0.7%
   (b) The Goldman Sachs Group Inc. into Barrick
          Gold Corp., 10.00%, cvt. pfd., 144A ....    United States         8,600,000           402,548,886
                                                                                            ---------------
       UTILITIES 0.2%
       CMS Energy Trust I, 7.75%, cvt. pfd. ......    United States         1,711,000            83,138,688
                                                                                            ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS
          (COST $ 7,084,359,629) .................                                            5,745,428,640
                                                                                            ---------------
       PREFERRED STOCKS 1.8%
       FINANCIALS 1.8%
       Fannie Mae, 6.75%, pfd. ...................    United States         3,000,000            63,900,000
       Fannie Mae, 7.625%, pfd., R ...............    United States         2,399,400            57,345,660
       Fannie Mae, 8.25%, pfd. ...................    United States        11,284,000           258,967,800
       Freddie Mac, 8.375%, pfd. .................    United States        16,108,000           391,424,400
       JPMorgan Chase & Co., 7.90%, pfd., 1,
          junior sub. note .......................    United States       224,000,000           210,656,320
                                                                                            ---------------
       TOTAL PREFERRED STOCKS
          (COST $ 819,785,000) ...................                                              982,294,180
                                                                                            ---------------

                                                                      PRINCIPAL AMOUNT(c)
                                                                      -------------------
   (d) SENIOR FLOATING RATE INTERESTS 3.3%
       CONSUMER DISCRETIONARY 0.5%
       Allison Transmission, Term Loan B, 5.23% -
          5.47%, 8/07/14 .........................    United States       163,861,999           146,656,489
       Jarden Corp., Term Loan B-3, 5.301%,
          1/24/12 ................................    United States       123,750,081           121,054,061
                                                                                            ---------------
                                                                                                267,710,550
                                                                                            ---------------
       HEALTH CARE 0.1%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 6.051%,
             4/28/15 .............................    United States         4,390,000             4,311,805
          Parent Term Loan B, 6.051%, 4/28/15 ....    United States        34,944,400            34,321,971
                                                                                            ---------------
                                                                                                 38,633,776
                                                                                            ---------------


                    12 | Quarterly Statements of Investments

Franklin Custodian Funds

       FRANKLIN INCOME FUND                             COUNTRY       PRINCIPAL AMOUNT(c)        VALUE
       --------------------                          --------------   -------------------   ---------------
   (d) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       INDUSTRIALS 0.5%
       Ceva Group PLC,
          Dollar Pre-Refunded L/C Commitment,
             5.801%, 8/01/12 .....................    United States        13,684,211       $    12,931,579
          EGL Term Loans, 5.63%, 8/01/12 .........    United States       115,152,632           109,970,763
   (e) Rexnord Holdings Inc., PIK Interest
          Facility, 9.676%, 2/20/13 ..............    United States        87,113,044            68,383,739
       U.S. Investigations Services Inc., Term
          Loan B, 5.551%, 4/01/15 ................    United States       109,172,932           101,348,836
                                                                                            ---------------
                                                                                                292,634,917
                                                                                            ---------------
       INFORMATION TECHNOLOGY 0.9%
       First Data Corp.,
          Term Loan B-2, 5.231% - 5.552%,
             9/24/14 .............................    United States       248,125,000           228,492,109
          Term Loan B-3, 5.551% - 5.552%,
             9/24/14 .............................   United States       332,636,748            306,811,164
                                                                                             --------------
                                                                                                535,303,273
                                                                                             --------------
       MATERIALS 0.2%
   (e) Berry Plastics Holding Corp., Senior
          Unsecured Term Loan, PIK,
          9.725%, 6/15/14 ........................    United States       144,937,485           105,804,364
                                                                                             --------------
       UTILITIES 1.1%
       Texas Competitive Electric Holdings
          Co. LLC,
          Term Loan B-1, 5.948% - 6.30%,
             10/10/14 ............................    United States       149,248,120           138,427,632
          Term Loan B-2, 5.948% - 6.478%,
             10/10/14 ............................    United States       248,750,000           230,767,365
          Term Loan B-3, 6.234% - 6.478%,
             10/10/14 ............................    United States       272,937,500           253,021,523
                                                                                            ---------------
                                                                                                622,216,520
                                                                                            ---------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $1,977,714,343) ..................                                            1,862,303,400
                                                                                             --------------
       CORPORATE BONDS 41.5%
       CONSUMER DISCRETIONARY 14.6%
       Beazer Homes USA Inc., senior note,
          6.875%, 7/15/15 ........................    United States        59,000,000            42,480,000
          8.125%, 6/15/16 ........................    United States        14,900,000            11,398,500
       Cablevision Systems Corp., senior note, B,
          8.00%, 4/15/12 .........................    United States       490,000,000           465,500,000
       CCH I Holdings LLC, senior note,
          13.50%, 1/15/14 ........................    United States       375,000,000           268,125,000
          9.92%, 4/01/14 .........................    United States       117,380,000            66,319,700
          11.75%, 5/15/14 ........................    United States       342,000,000           210,330,000
       CCH I LLC, senior secured note, 11.00%,
          10/01/15 ...............................    United States       755,000,000           563,418,750
       CCH II LLC, senior note, 10.25%, 9/15/10...    United States       185,000,000           179,912,500
       D.R. Horton Inc.,
          5.625%, 1/15/16 ........................    United States        35,000,000            27,475,000
          senior note, 6.50%, 4/15/16 ............    United States        50,000,000            41,437,500
       Dex Media Inc.,
          B, 8.00%, 11/15/13 .....................    United States        25,000,000            18,375,000
          senior disc. note, zero cpn. to
             11/15/08, 9.00% thereafter,
             11/15/13 ............................    United States       285,000,000           205,200,000


                    Quarterly Statements of Investments | 13

Franklin Custodian Funds

       FRANKLIN INCOME FUND                             COUNTRY       PRINCIPAL AMOUNT(c)        VALUE
       --------------------                          --------------   -------------------   ---------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER DISCRETIONARY (CONTINUED)
   (b) DIRECTV Holdings LLC, senior note, 144A,
          7.625%, 5/15/16 ........................    United States       300,000,000       $   297,000,000
       Dish Network Corp., senior note, 7.125%,
          2/01/16 ................................    United States       230,000,000           213,325,000
       Dollar General Corp.,
          senior note, 10.625%, 7/15/15 ..........    United States       645,000,000           641,775,000
          (e) senior sub. note, PIK, 11.875%,
          7/15/17 ................................    United States       220,000,000           209,000,000
   (b) EchoStar DBS Corp., senior note, 144A,
             7.75%, 5/31/15 ......................    United States       100,000,000            97,750,000
       Ford Motor Co., 7.45%, 7/16/31 ............    United States       600,000,000           352,500,000
       Ford Motor Credit Co. LLC,
          7.375%, 10/28/09 .......................    United States       825,000,000           751,674,825
          7.875%, 6/15/10 ........................    United States       550,000,000           475,018,500
          7.375%, 2/01/11 ........................    United States       450,000,000           365,462,100
          7.00%, 10/01/13 ........................    United States       100,000,000            73,753,000
          senior note, 9.75%, 9/15/10 ............    United States       145,000,000           126,505,685
          senior note, 9.875%, 8/10/11 ...........    United States        75,000,000            63,248,025
          senior note, 7.25%, 10/25/11 ...........    United States       155,000,000           120,233,965
       General Motors Corp., senior deb., 8.375%,
             7/15/33 .............................    United States       510,000,000           304,725,000
       Host Hotels & Resorts LP, senior note,
             6.875%, 11/01/14 ....................    United States        80,600,000            74,555,000
       Host Marriott LP, senior note,
          O, 6.375%, 3/15/15 .....................    United States       215,000,000           191,350,000
          Q, 6.75%, 6/01/16 ......................    United States       160,000,000           142,800,000
       K. Hovnanian Enterprises Inc., senior note,
             7.50%, 5/15/16 ......................    United States        30,100,000            20,167,000
       KB Home, senior note,
          6.375%, 8/15/11 ........................    United States        40,000,000            37,000,000
          5.75%, 2/01/14 .........................    United States        75,000,000            63,093,750
          (f) 6.25%, 6/15/15 .....................    United States        90,000,000            76,050,000
          7.25%, 6/15/18 .........................    United States        70,500,000            61,335,000
       Liberty Media Corp., senior note, 5.70%,
          5/15/13 ................................    United States       130,400,000           117,566,032
       MGM MIRAGE, senior note,
          6.75%, 4/01/13 .........................    United States        70,000,000            60,725,000
          6.625%, 7/15/15 ........................    United States       120,000,000            96,900,000
          7.625%, 1/15/17 ........................    United States       250,000,000           206,875,000
       R.H. Donnelley Corp.,
          senior disc. note, A-1, 6.875%,
             1/15/13 .............................    United States       110,000,000            66,000,000
          senior disc. note, A-2, 6.875%,
             1/15/13 .............................    United States       163,000,000            97,800,000
          senior note, 6.875%, 1/15/13............    United States        36,000,000            21,600,000
          (b) senior note, 144A, 8.875%,
             10/15/17 ............................    United States       408,800,000           245,280,000
          senior note, A-3, 8.875%, 1/15/16 ......    United States       140,000,000            84,700,000
(b, e) Univision Communications Inc., senior note,
          144A, PIK, 9.75% 3/15/15 ...............    United States       357,000,000           264,180,000
       Visant Holding Corp., senior note, 8.75%,
          12/01/13 ...............................    United States        50,000,000            49,250,000
       XM Satellite Radio Inc., senior note,
          9.75%, 5/01/14 .........................    United States       127,000,000           121,920,000
                                                                                            ---------------
                                                                                              8,291,089,832
                                                                                            ---------------
       CONSUMER STAPLES 0.0%(g)
       Dole Food Co. Inc., senior note, 8.625%,
          5/01/09 ................................    United States         3,050,000             2,920,375
                                                                                            ---------------


                    14 | Quarterly Statements of Investments

Franklin Custodian Funds

       FRANKLIN INCOME FUND                             COUNTRY       PRINCIPAL AMOUNT(c)       VALUE
       --------------------                          --------------   -------------------   --------------
       CORPORATE BONDS (CONTINUED)
       ENERGY 4.4%
       Callon Petroleum Co., senior note,
          9.75%, 12/08/10 ........................    United States       110,000,000       $   108,900,000
       Chesapeake Energy Corp., senior note,
          6.50%, 8/15/17 .........................    United States       138,000,000           129,720,000
          6.25%, 1/15/18 .........................    United States       150,000,000           138,750,000
          7.25%, 12/15/18 ........................    United States       150,000,000           146,625,000
          6.875%, 11/15/20 .......................    United States       135,000,000           127,575,000
       El Paso Corp., senior note, MTN, 7.75%,
          1/15/32 ................................    United States       250,000,000           252,154,750
       El Paso Natural Gas Co., senior note,
             7.25%, 4/01/18 ......................    United States        50,000,000            49,500,000
       Mariner Energy Inc., senior note,
          7.50%, 4/15/13 .........................    United States        45,000,000            43,875,000
          8.00%, 5/15/17 .........................    United States        25,000,000            24,312,500
       Nalco Finance Holdings, senior note, zero
          cpn. to 8/01/09, 9.00% thereafter,
          2/01/14 ................................    United States       380,000,000           351,500,000
       Newfield Exploration Co., senior sub. note,
          6.625%, 4/15/16 ........................    United States       110,000,000           101,475,000
       OPTI Canada Inc., senior note, 7.875%,
          12/15/14 ...............................       Canada           140,000,000           138,950,000
   (b) Petrohawk Energy Corp., senior note, 144A,
          7.875%, 6/01/15 ........................    United States        73,500,000            72,121,875
       Pioneer Natural Resources Co., senior bond,
          6.875%, 5/01/18 ........................    United States       110,000,000           103,896,430
       Plains Exploration & Production Co., senior
          note, 7.75%, 6/15/15 ...................    United States        75,000,000            75,937,500
       Sabine Pass LNG LP, senior secured note,
          7.25%, 11/30/13 ........................    United States        95,000,000            86,925,000
          7.50%, 11/30/16 ........................    United States       390,000,000           352,950,000
       Sesi LLC, senior note, 6.875%, 6/01/14 ....    United States       110,000,000           105,600,000
   (b) W&T Offshore Inc., senior note, 144A,
          8.25%, 6/15/14 .........................    United States       100,000,000            97,000,000
                                                                                            ---------------
                                                                                              2,507,768,055
                                                                                            ---------------
       FINANCIALS 5.8%
       American Express Co., senior note, 7.00%,
          3/19/18 ................................    United States        90,000,000            91,391,940
(b, d) American International Group Inc., junior
          sub. deb., 144A, FRN, 8.175%,
          5/15/58 ................................    United States       600,000,000           566,779,200
       GMAC LLC,
          5.625%, 5/15/09 ........................    United States       225,000,000           208,368,900
          7.75%, 1/19/10 .........................    United States       600,000,000           513,321,600
          7.25%, 3/02/11 .........................    United States       175,000,000           128,726,325
          6.875%, 9/15/11 ........................    United States       800,000,000           575,385,600
          6.875%, 8/28/12 ........................    United States       300,400,000           205,942,524
          6.75%, 12/01/14 ........................    United States       125,000,000            82,744,750
       iStar Financial Inc., senior note,
          8.625%, 6/01/13 ........................    United States       150,000,000           137,382,450
          5.95%, 10/15/13 ........................    United States        20,000,000            16,417,660
       Lehman Brothers Holdings Inc., senior note
          6.20%, 9/26/14 .........................    United States       326,000,000           311,903,760
          6.875%, 5/02/18 ........................    United States       185,000,000           179,664,970
          7.00%, 9/27/27 .........................    United States       100,000,000            92,789,000
(b, d) Liberty Mutual Group, junior sub. note,
          144A, FRN, 10.75%, 6/15/88 .............    United States       100,000,000            95,956,100


                    Quarterly Statements of Investments | 15

Franklin Custodian Funds

       FRANKLIN INCOME FUND                              COUNTRY      PRINCIPAL AMOUNT(c)        VALUE
       --------------------                          --------------   -------------------   ---------------
       CORPORATE BONDS (CONTINUED)
       FINANCIALS (CONTINUED)
   (b) Residential Capital LLC, junior note, 144A,
          9.625%, 5/15/15 ........................    United States         49,429,000      $    24,220,210
   (h) Wells Fargo Capital XIII, 7.70%,
          Perpetual ..............................    United States         44,500,000           44,297,169
                                                                                            ---------------
                                                                                              3,275,292,158
                                                                                            ---------------
       HEALTH CARE 4.2%
       Community Health Systems Inc., senior sub.
          note, 8.875% 7/15/15 ...................    United States        350,000,000          353,937,500
       DaVita Inc.,
          senior note, 6.625%, 3/15/13 ...........    United States        165,000,000          159,225,000
          senior sub. note, 7.25%, 3/15/15 .......    United States         80,000,000           78,200,000
       HCA Inc.,
          6.375%, 1/15/15 ........................    United States        125,000,000          104,375,000
          senior note, 6.50%, 2/15/16 ............    United States        150,000,000          125,625,000
          senior secured note, 9.25%, 11/15/16 ...    United States        107,000,000          110,477,500
       Tenet Healthcare Corp., senior note
          6.375%, 12/01/11 .......................    United States        540,000,000          519,750,000
          6.50%, 6/01/12 .........................    United States        265,000,000          251,087,500
          7.375%, 2/01/13 ........................    United States        360,000,000          340,200,000
          (d) FRN, 9.25%, 2/01/15 ................    United States        288,000,000          283,680,000
(d, e) U.S. Oncology Holdings Inc., senior note,
          FRN, PIK, 7.949% 3/15/12 ...............    United States         73,755,000           60,345,647
       Vanguard Health Holding Co. I LLC, senior
          disc. note, zero cpn. to 10/01/09,
          11.25% thereafter, 10/01/15 ............    United States         23,900,000           21,151,500
                                                                                            ---------------
                                                                                              2,408,054,647
                                                                                            ---------------
       INDUSTRIALS 3.0%
       Allied Waste North America Inc.,
          senior note, B, 7.375%, 4/15/14 ........    United States        190,000,000          193,800,000
          senior note, B, 7.125%, 5/15/16 ........    United States         74,300,000           74,300,000
          senior secured note, 6.125%, 2/15/14 ...    United States        205,000,000          197,825,000
          senior secured note, 6.875%, 6/01/17 ...    United States        106,450,000          104,587,125
       Browning-Ferris Industries Inc., 7.40%,
          9/15/35 ................................    United States         72,500,000           69,237,500
   (b) Ceva Group PLC, senior note, 144A, 10.00%,
          9/01/14 ................................   United Kingdom        100,000,000          103,250,000
       Hertz Corp., senior note, 8.875%, 1/01/14..    United States        210,000,000          193,200,000
       JohnsonDiversey Holdings Inc., senior disc.
          note, 10.67% 5/15/13 ...................    United States        158,000,000          158,000,000
       JohnsonDiversey Inc., senior sub. note, B,
          9.625%, 5/15/12 ........................    United States        125,000,000          126,875,000
       L-3 Communications Corp., senior sub. note,
          5.875%, 1/15/15 ........................    United States         28,400,000           26,341,000
   (b) Nortek Inc., senior note, 144A, 10.00%,
          12/01/13 ...............................    United States        100,000,000           96,000,000
       RBS Global & Rexnord Corp.,
          senior note, 9.50%, 8/01/14 ............    United States         85,000,000           82,450,000
          senior sub. note, 11.75%, 8/01/16 ......    United States         83,200,000           80,288,000
       Terex Corp., senior sub. note, 8.00%,
          11/15/17 ...............................    United States        180,000,000          179,550,000
   (b) U.S. Investigations Services Inc., senior
          note, 144A, 10.50%, 11/01/15 ...........    United States         50,000,000           46,250,000
                                                                                            ---------------
                                                                                              1,731,953,625
                                                                                            ---------------


                    16 | Quarterly Statements of Investments

Franklin Custodian Funds

       FRANKLIN INCOME FUND                              COUNTRY      PRINCIPAL AMOUNT(c)        VALUE
       --------------------                          --------------   -------------------   ---------------
       CORPORATE BONDS (CONTINUED)
       INFORMATION TECHNOLOGY 3.5%
   (b) Ceridian Corp., senior note, 144A,
          11.25%, 11/15/15 .......................    United States         80,000,000      $    72,800,000
   (b) First Data Corp., senior note, 144A,
          9.875%, 9/24/15 ........................    United States        275,000,000          239,593,750
       Fiserv Inc., senior note, 6.80%, 11/20/17..    United States         60,000,000           60,886,200
       Flextronics International Ltd., senior sub.
          note, 6.25% 11/15/14 ...................      Singapore          100,000,000           94,000,000
       Freescale Semiconductor Inc., senior note
          8.875%, 12/15/14 .......................    United States        435,000,000          355,612,500
          (f) 10.125%, 12/15/16 ..................    United States        630,000,000          483,525,000
       Lucent Technologies Inc., 6.45%, 3/15/29 ..    United States        180,000,000          138,600,000
   (b) Nortel Networks Ltd., senior note, 144A,
          10.75%, 7/15/16 ........................        Canada            67,100,000           66,764,500
       NXP BV/NXP Funding LLC, senior note, 9.50%,
          10/15/15 ...............................     Netherlands          50,000,000           43,625,000
       Qwest Capital Funding Inc., 7.25%,
          2/15/11 ................................    United States         26,600,000           25,935,000
       Sanmina-SCI Corp., senior sub. note
          6.75%, 3/01/13 .........................    United States        150,000,000          135,375,000
          8.125%, 3/01/16 ........................    United States        100,000,000           90,500,000
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ...........    United States         59,300,000           60,189,500
          senior sub. note, 10.25%, 8/15/15 ......    United States        100,000,000          101,000,000
                                                                                            ---------------
                                                                                              1,968,406,450
                                                                                            ---------------
       MATERIALS 1.0%
   (b) Ineos Group Holdings PLC, senior sub. note,
          144A, 7.875%, 2/15/16 ..................   United Kingdom        175,000,000 EUR      179,799,645
       Jefferson Smurfit Corp., senior note,
          8.25%, 10/01/12 ........................    United States        200,000,000          175,500,000
       Novelis Inc., senior note, 7.25%, 2/15/15..        Canada           190,000,000          180,500,000
       Stone Container Corp., senior note,
          8.00%, 3/15/17 .........................    United States         68,000,000           54,740,000
                                                                                            ---------------
                                                                                                590,539,645
                                                                                            ---------------
       TELECOMMUNICATION SERVICES 0.2%
   (b) Digicel Group Ltd., senior note, 144A,
          8.875%, 1/15/15 ........................       Jamaica           140,000,000          133,525,000
                                                                                            ---------------
       UTILITIES 4.8%
       Aquila Inc., senior note, 14.875%,
          7/01/12 ................................    United States         58,350,000           68,123,625
       Dynegy Holdings Inc., senior note
          6.875%, 4/01/11 ........................    United States        300,000,000          298,125,000
          8.75%, 2/15/12 .........................    United States        260,000,000          265,200,000
          8.375%, 5/01/16 ........................    United States        210,000,000          204,750,000
          7.75%, 6/01/19 .........................    United States         90,000,000           82,350,000
       Energy Future Holdings Corp., senior note
          (b) 144A, 10.875%, 11/01/17 ............    United States        187,500,000          190,312,500
          (b, e) 144A, PIK, 11.25%, 11/01/17 .....    United States        243,700,000          244,309,250
          P, 5.55%, 11/15/14 .....................    United States        300,000,000          236,528,100
   (b) Intergen NV, senior secured note, 144A,
          9.00%, 6/30/17 .........................      Netherlands         90,000,000           93,600,000
       PNM Resources Inc., senior note, 9.25%,
          5/15/15 ................................    United States         33,200,000           34,445,000
       Public Service Co. of New Mexico,
          senior note, 7.95%, 5/15/18 ............    United States         52,400,000           54,056,521
       Reliant Energy Inc., senior note
          7.625%, 6/15/14 ........................    United States        150,000,000          147,000,000
          7.875%, 6/15/17 ........................    United States        153,100,000          150,420,750


                    Quarterly Statements of Investments | 17

Franklin Custodian Funds

       FRANKLIN INCOME FUND                              COUNTRY      PRINCIPAL AMOUNT(c)        VALUE
       --------------------                          --------------   -------------------   ---------------
       CORPORATE BONDS (CONTINUED)
       UTILITIES (CONTINUED)
   (b) Texas Competitive Electric Holdings Co.
          LLC, senior note,
          144A, 10.25%, 11/01/15 .................    United States        353,025,000      $   347,729,625
          (e) 144A, PIK, 10.50%, 11/01/16 ........    United States        150,000,000          145,875,000
          B, 144A, 10.25%, 11/01/15 ..............    United States        186,900,000          184,096,500
                                                                                            ---------------
                                                                                              2,746,921,871
                                                                                            ---------------
       TOTAL CORPORATE BONDS
          (COST $25,830,149,288) .................                                           23,656,471,658
                                                                                            ---------------
       CONVERTIBLE BONDS 0.8%
       FINANCIALS 0.4%
   (d) iStar Financial Inc., cvt., senior note,
          FRN, 3.198%, 10/01/12 ..................    United States        250,000,000          196,250,000
                                                                                            ---------------
       INFORMATION TECHNOLOGY 0.4%
   (b) Advanced Micro Devices Inc., cvt.,
          senior note, 144A, 5.75% 8/15/12 .......    United States        325,000,000          240,906,250
                                                                                            ---------------
       TOTAL CONVERTIBLE BONDS
          (COST $559,464,649) ....................                                              437,156,250
                                                                                            ---------------
       MORTGAGE-BACKED SECURITIES 2.7%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
          FIXED RATE 1.2%
       FHLMC Gold 30 Year, 5.00%,
          5/01/33 - 8/01/34 ......................    United States        399,715,893          385,283,609
       FHLMC Gold 30 Year, 5.50%,
          8/01/35 - 11/01/35 .....................    United States        275,483,942          272,212,570
                                                                                            ---------------
                                                                                                657,496,179
                                                                                            ---------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION
          (FNMA) FIXED RATE 1.2%
       FNMA 30 Year, 5.50%, 2/01/35 - 3/01/38 ....    United States        688,198,818          679,728,584
                                                                                            ---------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
          (GNMA) FIXED RATE 0.3%
       GNMA I SF 30 Year, 5.00%,
          4/15/33 - 5/15/34 ......................    United States        202,242,216          196,803,245
                                                                                            ---------------
       TOTAL MORTGAGE-BACKED SECURITIES
          (COST $1,532,187,960) ..................                                            1,534,028,008
                                                                                            ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $56,094,612,621) .....                                           54,969,358,054
                                                                                            ---------------
       SHORT TERM INVESTMENTS 2.7%
       U.S. GOVERNMENT AND AGENCY SECURITY
          (COST $104,994,079) 0.2%
   (i) FHLB, 7/01/08 .............................    United States        105,000,000          105,000,000
                                                                                            ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          AND REPURCHASE AGREEMENT
          (COST $56,199,606,700) .................                                           55,074,368,054
                                                                                            ---------------

                                                                           SHARES
                                                                      -------------------
       MONEY MARKET FUND (COST $209,489,036) 0.3%
   (j) Franklin Institutional Fiduciary Trust
          Money Market Portfolio 2.17% ...........    United States        209,489,036          209,489,036
                                                                                            ---------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED
          FOR LOANED SECURITIES
          (COST $44,047,241) 0.1%
          MONEY MARKET FUND 0.1%
   (k) Bank of New York Institutional Cash Reserve
          Fund, 2.53% ............................    United States         44,047,241           44,047,241
                                                                                            ---------------


                    18 | Quarterly Statements of Investments

Franklin Custodian Funds

       FRANKLIN INCOME FUND                              COUNTRY      PRINCIPAL AMOUNT(c)        VALUE
       --------------------                          --------------   -------------------   ---------------
       SHORT TERM INVESTMENTS (CONTINUED)
       REPURCHASE AGREEMENT (COST $1,206,169,653)
          2.1%
   (l) Joint Repurchase Agreement, 2.173%, 7/01/08
          (Maturity Value $1,206,242,468) ........    United States      1,206,169,653      $ 1,206,169,653
          ABN AMRO Bank NV, New York Branch
             (Maturity Value $123,519,229)
          Banc of America Securities LLC
             (Maturity Value $123,519,229)
          Barclays Capital Inc. (Maturity Value
             $123,519,229)
          Deutsche Bank Securities Inc.
             (Maturity Value $123,519,229)
          Dresdner Kleinwort Securities LLC
             (Maturity Value $123,519,229)
          Goldman, Sachs & Co. (Maturity Value
             $123,519,229)
          Lehman Brothers Inc. (Maturity Value
             $126,595,147)
          Merrill Lynch Government Securities
             Inc. (Maturity Value $123,519,229)
          Morgan Stanley & Co. Inc. (Maturity
             Value $91,493,489)
          UBS Securities LLC (Maturity Value
             $123,519,229)
             Collateralized by U.S. Government
                Agency Securities, 1.95% -
                6.25%, 7/24/08 - 6/17/13;(i)
                U.S. Government Agency Discount
                Notes, 10/20/08 - 8/01/12; and
                U.S. Treasury Notes 3.50% -
                4.75%, 12/31/08 - 5/31/13
                                                                                            ---------------
       TOTAL INVESTMENTS (COST $57,659,312,630)
          99.3% ..................................                                           56,534,063,984
       OTHER ASSETS, LESS LIABILITIES 0.7% .......                                              402,273,876
                                                                                            ---------------
       NET ASSETS 100.0% .........................                                          $56,936,337,860
                                                                                            ===============


See Selected Currency and Portfolio Abbreviations on page 25.

(a)  See Note 4 regarding holdings of 5% voting securities.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $5,775,724,503, representing 10.14% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The coupon rate shown represents the rate at period end.

(e)  Income may be received in additional securities and/or cash.

(f)  A portion or all of the security is on loan as of June 30, 2008.

(g)  Rounds to less than 0.1% of net assets.

(h)  Perpetual bond with no stated maturity date.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(k)  The rate shown is the annualized seven-day yield at period end.

(l) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2008, all repurchase agreements had been entered into on that date.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 19

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN U.S. GOVERNMENT SECURITIES FUND              PRINCIPAL AMOUNT       VALUE
    ----------------------------------------              ----------------   --------------
    MORTGAGE-BACKED SECURITIES 96.5%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
       FIXED RATE 96.5%
    GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ........    $      108,391    $      117,819
    GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ........           236,976           258,704
    GNMA GP 30 Year, 10.00%, 11/15/09 - 1/15/10 .......            97,323           101,202
    GNMA GP 30 Year, 10.25%, 5/15/20 ..................            10,322            11,666
    GNMA GP 30 Year, 11.00%, 1/15/10 - 12/15/10 .......           233,059           247,035
    GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 ........           214,273           240,315
    GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 ........            33,815            37,710
    GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 ........            33,281            37,241
    GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 .......            12,198            13,370
    GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 ........            20,814            22,366
    GNMA GP 30 Year, 12.75%, 5/15/14 ..................             4,989             5,736
    GNMA I SF 15 Year, 6.50%, 5/15/18 .................         1,457,385         1,518,598
    GNMA I SF 15 Year, 7.00%, 10/15/09 ................           113,525           113,951
    GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/36 .......       598,041,144       581,881,750
    GNMA I SF 30 Year, 5.50%, 5/15/28 - 6/15/38 .......     1,184,420,836     1,182,934,997
    GNMA I SF 30 Year, 6.00%, 10/15/23 - 4/15/38 ......     1,551,858,785     1,579,496,140
    GNMA I SF 30 Year, 6.00%, 3/15/38 .................        72,680,883        73,901,695
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/38 .......       407,843,086       423,200,914
    GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 .......            69,652            73,712
    GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 .......       198,751,125       211,945,614
    GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ......           591,780           632,320
    GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 .......        49,432,364        53,162,034
    GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 .......           470,129           508,540
    GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30 ......        38,402,718        41,890,674
    GNMA I SF 30 Year, 8.25%, 3/15/27 .................            37,192            40,626
    GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ......         8,523,249         9,384,381
    GNMA I SF 30 Year, 9.00%, 12/15/08 - 7/15/23 ......        10,604,630        11,612,466
    GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 .......         6,450,586         7,154,210
    GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25 ......         8,286,560         9,322,019
    GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21              6,293,910         7,123,010
    GNMA I SF 30 Year, 11.00%, 12/15/09 - 5/15/21 .....         5,056,431         5,646,849
    GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ......         1,331,932         1,500,106
    GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ......         6,309,770         7,219,739
    GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ......         5,100,293         5,767,541
    GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ......         5,552,460         6,332,552
    GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ......            47,131            51,046
    GNMA II GP 30 Year, 11.50%, 8/20/13 ...............            13,721            15,250
    GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 .....        38,319,878        35,633,596
(a) GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ......       294,927,538       285,591,718
    GNMA II SF 30 Year, 5.00%, 9/20/33 ................       254,370,364       246,449,643
    GNMA II SF 30 Year, 5.50%, 6/20/34 - 4/20/38 ......       605,218,019       602,310,748
    GNMA II SF 30 Year, 5.50%, 12/20/34 ...............       135,480,268       134,893,569
    GNMA II SF 30 Year, 5.50%, 1/20/35 ................        80,629,398        80,237,018
    GNMA II SF 30 Year, 5.50%, 6/20/38 ................       126,278,000       125,603,446
    GNMA II SF 30 Year, 6.00%, 10/20/23 - 10/20/37 ....       508,735,122       516,806,662
    GNMA II SF 30 Year, 6.00%, 1/20/38 ................        75,824,259        76,991,431
    GNMA II SF 30 Year, 6.50%, 6/20/24 - 3/20/34 ......        68,457,069        70,953,404
    GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ......        36,489,601        38,785,791


                    20 | Quarterly Statements of Investments

Franklin Custodian Funds

    FRANKLIN U.S. GOVERNMENT SECURITIES FUND              PRINCIPAL AMOUNT       VALUE
    ----------------------------------------              ----------------   --------------
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
       FIXED RATE (CONTINUED)
    GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 .....    $    6,661,026    $    7,143,341
    GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ......         3,157,335         3,438,777
    GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ......         1,667,716         1,828,505
    GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 .....           513,178           560,524
    GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ......           310,373           345,544
    GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 .....           653,304           733,963
    GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 .....         1,813,576         2,039,807
    GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 .....           288,448           328,633
    GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 .....           142,099           160,429
    GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 .....           286,988           327,570
    GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ...           210,191           240,062
    GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ....           221,071           256,664
                                                                             --------------
    TOTAL MORTGAGE-BACKED SECURITIES
      (COST $6,478,909,482) ...........................                       6,455,184,743
                                                                             --------------

                                                               SHARES
                                                          ----------------
    SHORT TERM INVESTMENT (COST $209,346,792) 3.1%
    MONEY MARKET FUND 3.1%
(b) Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 2.17% ...............................       209,346,792       209,346,792
                                                                             --------------
    TOTAL INVESTMENTS (COST $ 6,688,256,274) 99.6% ....                       6,664,531,535
    OTHER ASSETS, LESS LIABILITIES 0.4% ...............                          27,848,807
                                                                             --------------
    NET ASSETS 100.0% .................................                      $6,692,380,342
                                                                             ==============

See Selected Portfolio Abbreviations on page 25.

(a)  A portion or all of the security purchased on a to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN UTILITIES FUND                                    COUNTRY         SHARES          VALUE
    -----------------------                                --------------   -----------   --------------
    COMMON STOCKS 95.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
    AT&T Inc. ..........................................    United States     1,200,000   $   40,428,000
    Verizon Communications Inc. ........................    United States       900,000       31,860,000
                                                                                          --------------
                                                                                              72,288,000
                                                                                          --------------
    ELECTRIC UTILITIES 49.4%
    American Electric Power Co. Inc. ...................    United States     1,300,000       52,299,000
    Cleco Corp. ........................................    United States     1,000,000       23,330,000
    Duke Energy Corp. ..................................    United States     3,800,000       66,044,000
    Edison International ...............................    United States     1,759,000       90,377,420
    Entergy Corp. ......................................    United States     1,750,000      210,840,000
    Exelon Corp. .......................................    United States     2,200,000      197,912,000
    FirstEnergy Corp. ..................................    United States     1,700,000      139,961,000
    FPL Group Inc. .....................................    United States     1,700,000      111,486,000
    Hawaiian Electric Industries Inc. ..................    United States       400,000        9,892,000
    Northeast Utilities ................................    United States     1,000,000       25,530,000
    Pepco Holdings Inc. ................................    United States     1,300,000       33,345,000
    Pinnacle West Capital Corp. ........................    United States       800,000       24,616,000
    Portland General Electric Co. ......................    United States     1,200,000       27,024,000
    PPL Corp. ..........................................    United States     2,200,000      114,994,000
    Progress Energy Inc. ...............................    United States     1,400,000       58,562,000
    Sierra Pacific Resources ...........................    United States     3,000,000       38,130,000
    The Southern Co. ...................................    United States     2,600,000       90,792,000
    UIL Holdings Corp. .................................    United States       230,400        6,776,064
    Westar Energy Inc. .................................    United States     1,080,600       23,243,706
                                                                                          --------------
                                                                                           1,345,154,190
                                                                                          --------------
    GAS UTILITIES 3.1%
    AGL Resources Inc ..................................    United States       800,000       27,664,000
    Gaz de France ......................................        France          700,000       44,992,622
    Southwest Gas Corp. ................................    United States       400,000       11,892,000
                                                                                          --------------
                                                                                              84,548,622
                                                                                          --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.5%
    Constellation Energy Group .........................    United States       500,000       41,050,000
                                                                                          --------------
    MULTI-UTILITIES 35.1%
    Alliant Energy Corp. ...............................    United States     1,200,000       41,112,000
    Ameren Corp. .......................................    United States     1,200,000       50,676,000
    CenterPoint Energy Inc. ............................    United States     1,700,000       27,285,000
    CMS Energy Corp. ...................................    United States       300,000        4,470,000
    Consolidated Edison Inc. ...........................    United States       800,000       31,272,000
    Dominion Resources Inc. ............................    United States     2,300,000      109,227,000
    DTE Energy Co. .....................................    United States       500,000       21,220,000
    Integrys Energy Group Inc. .........................    United States       800,000       40,664,000
    National Grid PLC ..................................   United Kingdom     4,987,755       65,632,931
    PG&E Corp. .........................................    United States     2,400,000       95,256,000
    PNM Resources Inc. .................................    United States       855,720       10,234,411
    Public Service Enterprise Group Inc. ...............    United States     2,200,000      101,046,000
    Puget Energy Inc. ..................................    United States     1,725,000       41,382,750


                    22 | Quarterly Statements of Investments

Franklin Custodian Funds

    FRANKLIN UTILITIES FUND                                    COUNTRY         SHARES          VALUE
    -----------------------                                --------------   -----------   --------------
    COMMON STOCKS (CONTINUED)
    MULTI-UTILITIES (CONTINUED)
    RWE AG .............................................      Germany           300,000   $   37,766,783
    SCANA Corp. ........................................    United States     1,200,000       44,400,000
    Sempra Energy ......................................    United States     1,500,000       84,675,000
    United Utilities PLC ...............................   United Kingdom     2,777,892       37,992,666
    Vectren Corp. ......................................    United States       600,000       18,726,000
    Wisconsin Energy Corp. .............................    United States     1,000,000       45,220,000
    Xcel Energy Inc. ...................................    United States     2,400,000       48,168,000
                                                                                          --------------
                                                                                             956,426,541
                                                                                          --------------
    OIL, GAS & CONSUMABLE FUELS 3.8%
    Spectra Energy Corp. ...............................    United States     2,195,700       63,104,418
    The Williams Cos. Inc. .............................    United States     1,000,000       40,310,000
                                                                                          --------------
                                                                                             103,414,418
                                                                                          --------------
    WATER UTILITIES 0.4%
(a) American Water Works Co. Inc. ......................    United States       500,000       11,090,000
                                                                                          --------------
    TOTAL COMMON STOCKS (COST $ 1,604,975,947) .........                                   2,613,971,771
                                                                                          --------------
    CONVERTIBLE PREFERRED STOCK (COST $13,497,475) 0.5%
    ELECTRIC UTILITIES 0.5%
    CMS Energy Trust I, 7.75%, cvt. pfd ................    United States       270,050       13,121,918
                                                                                          --------------

                                                                             PRINCIPAL
                                                                             AMOUNT(b)
                                                                            -----------
    CORPORATE BONDS 2.9%
    ELECTRIC UTILITIES 1.4%
    MidAmerican Energy Holdings Co., senior note, 8.48%,
       9/15/28 .........................................    United States   $25,000,000       29,293,450
    Northeast Generation Co., senior secured note, B-1,
       8.812%, 10/15/26 ................................    United States     7,356,445        7,908,179
                                                                                          --------------
                                                                                              37,201,629
                                                                                          --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
    Energy Future Holdings Corp., senior note,
       P, 5.55%, 11/15/14 ..............................    United States    32,300,000       25,466,192
       R, 6.55%, 11/15/34 ..............................    United States     5,700,000        4,188,696
                                                                                          --------------
                                                                                              29,654,888
                                                                                          --------------
    MULTI-UTILITIES 0.4%
    Aquila Inc., senior note,
       9.95%, 2/01/11 ..................................    United States     6,000,000        6,197,412
       8.27%, 11/15/21 .................................    United States     6,100,000        6,191,427
                                                                                          --------------
                                                                                              12,388,839
                                                                                          --------------
    TOTAL CORPORATE BONDS (COST $ 76,784,687) ..........                                      79,245,356
                                                                                          --------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
       (COST $1,695,258,109) ...........................                                   2,706,339,045
                                                                                          --------------


                    Quarterly Statements of Investments | 23

Franklin Custodian Funds

    FRANKLIN UTILITIES FUND                                   COUNTRY          SHARES         VALUE
    -----------------------                                --------------   -----------   --------------
    SHORT TERM INVESTMENT (COST $15,421,525) 0.6%
    MONEY MARKET FUND 0.6%
(c) Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 2.17% .........................    United States    15,421,525  $    15,421,525
                                                                                         ---------------
    TOTAL INVESTMENTS (COST $ 1,710,679,634) 99.9% .....                                   2,721,760,570
    OTHER ASSETS, LESS LIABILITIES 0.1% ................                                       3,030,629
                                                                                         ---------------
    NET ASSETS 100.0% ..................................                                 $ 2,724,791,199
                                                                                         ===============

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    24 | Quarterly Statements of Investments

Franklin Custodian Funds

STATEMENTS OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

EUR    - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
FHLB   - Federal Home Loan Bank
FHLMC  - Federal Home Loan Mortgage Corp.
FNMA   - Federal National Mortgage Association
FRN    - Floating Rate Note
GNMA   - Government National Mortgage Association
GP     - Graduated Payment
MTN    - Medium Term Note
PIK    - Payment-In-Kind
SF     - Single Family

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 25

Franklin Custodian Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trusts' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of


                    26 | Quarterly Statements of Investments

Franklin Custodian Funds

2. SECURITY VALUATION (CONTINUED)

restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN          FRANKLIN
                                                  DYNATECH         GROWTH           INCOME
                                                    FUND            FUND              FUND
                                                ------------   --------------   ---------------
Cost of investments .........................   $299,961,546   $1,136,255,426   $57,664,782,760
                                                ============   ==============   ===============
Unrealized appreciation .....................   $256,809,247   $1,505,323,027   $ 5,060,948,863
Unrealized depreciation .....................     (7,501,322)     (63,763,890)   (6,191,667,639)
                                                ------------   --------------   ---------------
Net unrealized appreciation (depreciation)...   $249,307,925   $1,441,559,137   $(1,130,718,776)
                                                ============   ==============   ===============

                                                                  FRANKLIN
                                                               U.S. GOVERNMENT     FRANKLIN
                                                                 SECURITIES       UTILITIES
                                                                    FUND             FUND
                                                               --------------   --------------
Cost of investments ........................................   $6,688,256,274   $1,707,181,708
                                                               ==============   ==============
Unrealized appreciation ....................................   $   50,280,496   $1,053,035,559
Unrealized depreciation ....................................      (74,005,235)     (38,456,697)
                                                               --------------   --------------
Net unrealized appreciation (depreciation) .................   $  (23,724,739)  $1,014,578,862
                                                               ==============   ==============


                    Quarterly Statements of Investments | 27

Franklin Custodian Funds

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the nine months ended June 30, 2008, were as shown below.

                                  NUMBER                                NUMBER
                                 OF SHARES                             OF SHARES
                                  HELD AT                               HELD AT                                      REALIZED
                                 BEGINNING     GROSS         GROSS        END         VALUE AT        INVESTMENT      CAPITAL
NAME OF ISSUER                   OF PERIOD   ADDITIONS    REDUCTIONS   OF PERIOD    END OF PERIOD       INCOME      GAIN (LOSS)
--------------                  ----------  ----------    ----------  ----------   --------------    ------------  ------------
NON-CONTROLLED AFFILIATES
Ameren Corp. .................  12,500,000          --            --  12,500,000   $  527,875,000    $ 23,812,500  $         --
Canadian Oil Sands Trust .....  25,770,600          --       770,600  25,000,000    1,347,576,812      49,923,882    29,211,741
PG&E Corp. ...................  12,000,000   8,000,000            --  20,000,000      793,800,000      19,140,000            --
Pinnacle West Capital Corp....   5,500,000          --            --   5,500,000      169,235,000       8,662,500            --
Public Service Enterprise
   Group Inc. ................  13,500,000  10,000,000(a)  3,500,000  20,000,000               --(b)   12,900,000   101,691,494
Puget Energy Inc. ............   7,500,000          --            --   7,500,000      179,925,000       5,625,000            --
                                                                                   --------------    ------------  ------------
TOTAL AFFILIATED SECURITIES (5.30% of Net Assets) ..............................   $3,018,411,812    $120,063,882  $130,903,235
                                                                                   ==============    ============  ============

(a)  Reflects a 2:1 stock split during the current year.

(b)  As of June 30, 2008, no longer an affiliate.

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    28 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008








                                        Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration








I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer